Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

	December 31,
	2023	2022
Term loan facilities, net of debt issuance costs (a)	$42,879	$41,934
Other bank financing (b)	531	512
Capital lease obligations (c)	1,655	1,416
Balance, end of year	45,065	43,862
Less: current portion	14,108	11,698
Long-term portion	$30,957	$32,164

Schedule of Maturities of Long-term Debt
The principal repayment schedule of long-term debt is as follows as at December 31, 2023:

	Term loan facilities	Other bank financing	Capital lease obligations	Total
2024	$13,396	$133	$579	$14,108
2025	13,670	133	405	14,208
2026	9,733	133	194	10,060
2027	2,793	132	182	3,107
2028 and thereafter	3,287	—	295	3,582
	$42,879	$531	$1,655	$45,065